Consolidated statement of financial position - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Non-current assets	$ 5,713.0	$ 5,460.2
Property, plant and equipment	4,771.2	4,657.1
Inventories	141.5	141.0
Equity accounted investees	233.3	172.0
Investments	147.9	155.1
Environmental trust funds	79.3	69.5
Loan advanced - contractor	68.4	0.0
Non-current derivative financial assets	31.4	0.0
Deferred taxation	240.0	265.5
Current assets	1,730.4	1,069.9
Inventories	521.6	417.8
Trade and other receivables	240.1	136.0
Derivative financial assets	81.9	1.1
Cash and cash equivalents	886.8	515.0
Assets held for sale	29.4	31.2
Total assets	7,472.8	6,561.3
EQUITY AND LIABILITIES
Equity attributable to owners of the parent	3,664.5	2,777.0
Stated capital	3,871.5	3,622.5
Other reserves	(1,962.6)	(2,035.5)
Retained earnings	1,755.6	1,190.0
Non-controlling interests	163.7	131.7
Total equity	3,828.2	2,908.7
Non-current liabilities	2,728.1	2,284.8
Deferred taxation	499.9	433.6
Borrowings	1,443.4	1,160.9
Provisions	379.3	391.1
Lease liabilities	364.8	287.7
Long-term incentive plan	33.4	11.5
Non-current derivative financial liabilities	7.3	0.0
Current liabilities	916.5	1,367.8
Trade and other payables	550.6	466.8
Derivative financial liabilities	21.8	127.6
Royalties payable	17.7	13.9
Taxation payable	121.3	24.8
Current portion of borrowings	83.5	684.9
Current portion of lease liabilities	64.2	45.2
Current portion of provisions	23.6	4.6
Current portion of long-term incentive plan	33.8	0.0
Total liabilities	3,644.6	3,652.6
Total equity and liabilities	$ 7,472.8	$ 6,561.3